LINE OF CREDIT	3 Months Ended
Nov. 30, 2022
LINE OF CREDIT
LINE OF CREDIT

8. LINE OF CREDIT

The revolving Line of Credit (LOC) consists of new notes in the principal amount of $901,176 that was paid in cash and the conversion of 9,994 of Preferred B stock into debt. The LOC has a maximum draw amount of $5,000,000. Advances on the LOC bear interest, on the outstanding principal balance at a rate equal to ten (10%) per annum. Interest only payments start on July 1, 2023 and the LOC has a maturity date of September 30, 2024. As of November 30, 2022, the Company’s principal balance due is $1,900,535.